Fee and commission expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission expense [abstract]
For credit and debit cards	$ 145,291,281	$ 147,594,366	$ 156,516,380
For foreign trade transactions	61,852,231	40,302,506	6,682,733
For payment of wages	24,798,642	24,776,270	17,311,622
For new channels	18,907,569	13,154,114	8,787,795
For data processing	11,742,085	9,539,347	10,375,102
For advertising campaigns	659,815	2,207,485	1,753,646
Linked to transactions with securities	129,096	146,816	106,473
Other commission expenses	2,875,576	13,549,669	19,460,844
TOTAL	$ 266,256,295	$ 251,270,573	$ 220,994,595